Segment Reporting	12 Months Ended
Feb. 28, 2022
Description of accounting policy for segment reporting [text block] [Abstract]
SEGMENT REPORTING

4. SEGMENT REPORTING

Operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Group Chief Executive Officer (“CEO”), who makes strategic decisions.

Prior to the financial year ended February 28, 2022, the Group was organized into geographical business units and had four reportable segments by geography. There was only one reportable business segment, the Cartrack business segment. However, with the new business setup and new business acquired in the current financial year, for management purposes, the Group organized its business units based on its products and services into the following reportable segments:

-	Cartrack is a provider of an on-the-ground operational Internet of Things (“IoT”) Software-as-a-service (“SaaS”) cloud that maximizes the value of transportation, operations and workflow data by providing insightful real-time data analytics to connected vehicles and equipment.

-	Carzuka is a physical and e-commerce vehicle buying and selling marketplace which allows customers to source, buy and sell vehicles efficiently and cost effectively.

-	Karooooo Logistics provides a software application enabling the management of last mile delivery and general operational logistics. This technology addresses the challenges of on-the-ground distribution for large enterprises requiring systems integrations, payment gateways, third-party long-haul services and crowd-sourced drivers in order to scale and meet their operational needs.

The CODM monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on subscription revenue, total revenue and operating profit or loss.

The segment information provided to the Group CEO, for the reportable segments for the financial year ended February 28, 2022 as follows:

Figures in Rand thousands	Cartrack	Carzuka	Karooooo Logistics	Total

February 28, 2022
Subscription revenue	2,565,745	–	2,420	2,568,165
Other revenue	71,055	–	–	71,055
Vehicle sales	–	67,310	–	67,310
Delivery service	–	–	39,621	39,621
Segment revenue	2,636,800	67,310	42,041	2,746,151

Segment operating profit	715,336	(13,302)	(2,909)	699,125

Depreciation and amortization	497,161	97	101	497,359
Capital expenditure	594,171	1,916	363	596,450

For financial year ended February 28, 2021 and February 29, 2020, the Group only has one business segment, the Cartrack business segment and hence, it is not separately presented in this note.

Reconciliation of information on reportable segments to the amounts reported in consolidated financial statements

	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Total segment operating profits	699,125	726,562	630,922
IPO costs	(10,288)	(25,570)	–
Finance income	6,083	4,358	2 592
Finance cost	(12,331)	(9,302)	(16,831)
Fair value changes to derivative assets	(506)	–	–
Consolidated profit before taxation	682,083	696,048	616 683

Information about geographical areas:

	As of February 28
	2022	2021

Non-current operating assets[1]
South Africa	1,295,683	946,551
Africa-Other	92,517	81,561
Europe	192,712	252,425
Asia-Pacific[2], Middle East & USA	314,421	241,221
	1,895,333	1,521,758

1	Non-current operating assets consist of property, plant and equipment, capitalized commission assets, intangible assets, goodwill and prepayments.

2	Included in Asia-Pacific is non-current assets from Singapore amount to ZAR 113.0 million (2021: ZAR 80.2 million).

Information about revenue from geographical areas are disclosed in Note 20.

There are no customers which contribute in excess of 10% of Group revenue for the financial year ended February 28, 2022, February 28, 2021 and February 29, 2020.